Financial Risk Management and Fair Values of Financial Instruments - Summary of Foreign Exchange Risk (Detail)
€ in Millions, ¥ in Millions, ¥ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	Dec. 31, 2019 CNY (¥) ExchangeRate	Dec. 31, 2019 USD ($) ExchangeRate	Dec. 31, 2019 HKD ($) ExchangeRate	Dec. 31, 2019 EUR (€) ExchangeRate	Dec. 31, 2019 AUD ($) ExchangeRate	Dec. 31, 2019 SGD ($) ExchangeRate	Dec. 31, 2019 JPY (¥) ExchangeRate	Dec. 31, 2018 CNY (¥) ExchangeRate	Dec. 31, 2018 USD ($) ExchangeRate	Dec. 31, 2018 HKD ($) ExchangeRate	Dec. 31, 2018 EUR (€) ExchangeRate	Dec. 31, 2018 JPY (¥) ExchangeRate	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Exchange rate | ExchangeRate	6.9618	6.9618	6.9618	6.9618	6.9618	6.9618	6.9618
Cash and cash equivalents	¥ 34,945	$ 5,020						¥ 30,060	$ 4,318				¥ 32,836	¥ 23,633
Accounts receivable	17,233	2,475						14,433					¥ 13,964
Financial assets at fair value through other comprehensive income	3,323	$ 477						3,903
Accounts payable	63,390							70,526
Foreign exchange risk [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Cash and cash equivalents	1,349							967
Accounts receivable	1,630							1,608
Borrowings	274							316
Total	6,104							6,273
Accounts payable	441							509
Total financial liabilities	¥ 715							¥ 825
Foreign exchange risk [member] | HK dollars [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Exchange rate | ExchangeRate	0.90	0.90	0.90	0.90	0.90	0.90	0.90	0.88	0.88	0.88	0.88	0.88
Cash and cash equivalents	¥ 31		$ 35					¥ 58		$ 66
Accounts receivable	¥ 2		$ 2					1		1
Borrowings								¥ 2		$ 2
Foreign exchange risk [member] | US dollars [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Exchange rate | ExchangeRate	6.98	6.98	6.98	6.98	6.98	6.98	6.98	6.86	6.86	6.86	6.86	6.86
Cash and cash equivalents	¥ 1,160	$ 166						¥ 783	$ 114
Accounts receivable	1,612	231						1,599	233
Borrowings	232	33						252	37
Accounts payable	¥ 433	$ 62						¥ 501	$ 73
Foreign exchange risk [member] | Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Exchange rate | ExchangeRate	7.82	7.82	7.82	7.82	7.82	7.82	7.82	7.85	7.85	7.85	7.85	7.85
Cash and cash equivalents	¥ 146			€ 19				¥ 123			€ 16
Accounts receivable	16			2				8			1
Financial assets at fair value through other comprehensive income	3,125							3,698
Borrowings	42			5				62			8
Financial assets at fair value through other comprehensive income | €				400							471
Accounts payable	¥ 8			€ 1				¥ 8			€ 1
Foreign exchange risk [member] | Japanese Yen [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Exchange rate | ExchangeRate	0.06	0.06	0.06	0.06	0.06	0.06	0.06	0.06	0.06	0.06	0.06	0.06
Cash and cash equivalents	¥ 2						¥ 31	¥ 1				¥ 17
Foreign exchange risk [member] | SGD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Exchange rate | ExchangeRate	5.17	5.17	5.17	5.17	5.17	5.17	5.17	5.01	5.01	5.01	5.01	5.01
Cash and cash equivalents	¥ 6					$ 1
Foreign exchange risk [member] | GBP [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Exchange rate | ExchangeRate	9.15	9.15	9.15	9.15	9.15	9.15	9.15	8.68	8.68	8.68	8.68	8.68
Cash and cash equivalents								¥ 1
Foreign exchange risk [member] | AUD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Exchange rate | ExchangeRate	4.88	4.88	4.88	4.88	4.88	4.88	4.88	4.83	4.83	4.83	4.83	4.83
Cash and cash equivalents	¥ 4				$ 1
Foreign exchange risk [member] | CHF [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Exchange rate | ExchangeRate	7.20	7.20	7.20	7.20	7.20	7.20	7.20	6.95	6.95	6.95	6.95	6.95
Cash and cash equivalents								¥ 1